Plants, Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Plants, Property and Equipment, Net [Abstract]
Depreciation expense	$ 2,271,137	$ 1,021,884